Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 95.9%
Alabama — 0.0%
$ 1,495,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26 ........... $ 1,497,437
Arizona — 0.8%
5,000,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5.00%, 07/01/32 ........... 5,681,536
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/29 ........... 5,304,473
2,005,000 City of Phoenix School Improvements
GO, Series B,
4.41%, 07/01/28 ........... 2,000,180
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... 4,091,142
6,810,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series A,
5.00%, 01/01/43 ........... 7,395,780
2,000,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series B,
5.00%, 01/01/43 ........... 2,189,383
5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... 5,304,240
31,966,734
California — 5.5%
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/32 ........... 5,128,761
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/26 ........... 1,529,457
2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/27 ........... 2,332,764
10,000,000 County of Santa Clara GO, Series C,
4.30%, 08/01/27 ........... 10,000,200
10,000,000 County of Santa Clara GO, Series C,
4.33%, 08/01/29 ........... 9,969,366
Principal
Amount Value
California (continued)
$ 4,325,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... $ 4,415,224
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,193,956
4,200,000 San Francisco City & County
Airport Comm-San Francisco
International Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/34 ........... 4,624,625
18,115,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series C,
5.00%, 05/01/30 ........... 19,401,875
11,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Bonds, Series A,
4.66%, 10/01/27 ........... 11,050,470
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,485,520
14,000,000 State of California Current Refunding
GO,
5.00%, 12/01/25 ........... 14,279,472
10,000,000 State of California Current Refunding
GO,
5.00%, 12/01/27 ........... 10,627,241
7,435,000 State of California Current Refunding
GO,
5.00%, 08/01/28 ........... 7,987,387
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,094,857
15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 17,148,588
11,250,000 State of California Public
Improvements GO,
5.00%, 09/01/25 ........... 11,407,292
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 8,814,070
5,000,000 State of California Public
Improvements GO,
5.00%, 09/01/31 ........... 5,643,114

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... $ 3,005,206
6,610,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 6,621,472
10,000,000 State of California School
Improvements GO,
1.75%, 11/01/30 ........... 8,518,430
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/25 ........... 15,209,723
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/26 ........... 15,554,241
4,100,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/27 ........... 4,335,889
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 11,473,387
229,852,587
Colorado — 3.5%
3,000,000 Arapahoe County School District
No 5 Cherry Creek School
Improvements GO, (State Aid
Withholding),
5.00%, 12/15/25 ........... 3,057,580
1,700,000 Arapahoe County School District
No 5 Cherry Creek School
Improvements GO, (State Aid
Withholding),
5.00%, 12/15/26 ........... 1,770,332
2,000,000 Arapahoe County School District
No 5 Cherry Creek School
Improvements GO, (State Aid
Withholding),
5.25%, 12/15/41 ........... 2,282,519
5,000,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5.00%, 12/15/25 ........... 5,099,427
20,000,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5.00%, 12/15/26 ........... 20,846,022
Principal
Amount Value
Colorado (continued)
$ 3,300,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5.00%, 12/15/36 ........... $ 3,799,785
27,720,000 City & County of Denver Co. Airport
System & Marina Improvements
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/28 ........... 29,172,489
11,590,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series A,
5.00%, 11/15/27 ........... 12,082,996
6,175,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 11/15/36 ........... 6,628,897
10,000,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 12/01/32 ........... 10,410,330
2,225,000 City & County of Denver Co. Airport
System Revenue Bonds, Series C,
5.00%, 11/15/27 ........... 2,353,029
3,500,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/15/37 ........... 3,862,078
1,000,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.33%, 05/01/29 ........... 985,141
1,295,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.51%, 05/01/30 ........... 1,277,506
2,245,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.63%, 05/01/31 ........... 2,213,148
2,935,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.83%, 05/01/32 ........... 2,897,849
2,950,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.93%, 05/01/33 ........... 2,903,376
2,425,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
5.15%, 11/01/36 ........... 2,357,132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Colorado (continued)
$ 2,000,000 Denver City & County School District
No 1 Current Refunding GO,
Series B, (State Aid Withholding),
5.00%, 12/01/26 ........... $ 2,081,051
2,000,000 University of Colorado Current
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/25 ........... 2,014,471
11,330,000 University of Colorado Current
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/26 ........... 11,659,907
7,250,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series A,
5.00%, 11/15/29 ........... 7,869,535
10,000,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series B,
5.00%, 11/15/31 ........... 11,103,488
148,728,088
Connecticut — 3.7%
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(a) ......... 5,324,727
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 11,804,589
5,260,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series U,
5.00%, 07/01/33(b) ......... 6,076,055
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,001,680
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 5,965,140
10,000,000 State of Connecticut GO, Series A,
5.50%, 05/01/25 ........... 10,023,323
4,715,000 State of Connecticut GO, Series A,
5.38%, 05/01/27 ........... 4,807,060
Principal
Amount Value
Connecticut (continued)
$ 2,160,000 State of Connecticut GO, Series A,
4.88%, 05/01/34 ........... $ 2,136,052
6,295,000 State of Connecticut GO, Series D,
5.00%, 07/15/26 ........... 6,495,301
9,345,000 State of Connecticut Public
Improvements GO, Series A,
5.00%, 01/15/26 ........... 9,547,313
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3.85%, 09/15/27 ........... 5,907,460
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,487,295
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/35 ........... 10,451,165
11,400,000 State of Connecticut Special Tax
Revenue Bonds, Series B,
5.00%, 10/01/35 ........... 12,013,124
3,385,000 State of Connecticut Special Tax
Revenue Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 3,416,696
5,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series 2,
5.00%, 07/01/33 ........... 5,716,621
14,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/26 ........... 14,447,388
20,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/27 ........... 21,050,202
6,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/28 ........... 6,960,883
5,865,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/29 ........... 6,384,974
157,017,048

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Delaware — 1.9%
$ 1,665,000 Delaware River & Bay Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/26 ........... $ 1,696,548
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 10/01/45 ........... 10,343,324
9,430,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 10,127,612
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,145,944
2,240,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/35 ........... 2,524,247
7,895,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/31 ........... 8,861,825
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,165,262
3,620,000 State of Delaware Current Refunding
GO, Series B,
5.00%, 07/01/26 ........... 3,735,682
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 10,800,000
9,005,000 State of Delaware Public
Improvements GO, Series A,
5.00%, 05/01/26 ........... 9,259,167
7,500,000 State of Delaware Public
Improvements GO, Series A,
5.00%, 05/01/37 ........... 8,620,405
81,280,016
District of Columbia — 2.5%
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5.00%, 12/01/26 ........... 3,811,221
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5.00%, 10/01/27 ........... 3,702,597
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5.00%, 05/01/43 ........... 4,633,995
Principal
Amount Value
District of Columbia (continued)
$ 5,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/34 ........... $ 5,639,430
4,500,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/36 ........... 5,042,138
10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/47 ........... 10,599,363
7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.81%, 07/01/30 ........... 6,931,067
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.86%, 07/01/31 ........... 5,740,879
7,440,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/26 ........... 7,686,035
3,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/27 ........... 3,165,025
4,150,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/28 ........... 4,460,894
5,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/29 ........... 5,466,597
3,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/30 ........... 3,323,054
2,000,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/26 ........... 2,074,932
2,565,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/34 ........... 2,976,811
5,000,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds,
5.00%, 10/01/25 ........... 5,064,168

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 2,850,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... $ 2,926,685
3,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/27 ........... 3,122,496
3,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/28 ........... 3,681,672
2,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/30 ........... 2,687,844
10,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/31 ........... 10,815,672
103,552,575
Florida — 1.6%
8,800,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/26 ........... 9,051,102
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/27 ........... 10,498,725
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/28 ........... 10,702,322
4,170,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,521,877
6,545,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 7,360,986
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,567,467
2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,753,071
Principal
Amount Value
Florida (continued)
$ 2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... $ 3,147,981
7,795,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/37 ........... 8,865,636
8,185,000 State of Florida Department of
Transportation Turnpike System
Revenue Bonds, Series B,
5.00%, 07/01/38 ........... 9,253,839
68,723,006
Georgia — 1.4%
18,480,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/44 ........... 18,105,523
9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 9,995,721
12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 13,846,218
5,500,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 5,705,160
10,000,000 State of Georgia Current Refunding
GO, Series C,
5.00%, 01/01/31 ........... 11,210,718
58,863,340
Hawaii — 1.6%
6,015,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,336,030
10,350,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 11,037,655
5,000,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/32 ........... 5,305,122
7,330,000 State of Hawaii Harbor System
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 7,713,733

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Hawaii (continued)
$ 3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... $ 3,042,604
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... 20,434,502
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,124,050
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... 4,467,189
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,051,146
65,512,031
Idaho — 1.6%
5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 03/01/33 ........... 5,624,255
5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 03/01/35 ........... 5,695,104
2,000,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/25 ........... 2,024,118
3,600,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/35 ........... 4,152,810
1,250,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/38 ........... 1,399,298
10,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/26 ........... 10,282,363
8,445,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/27 ........... 8,874,497
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/28 ........... 5,353,859
Principal
Amount Value
Idaho (continued)
$ 5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/29 ........... $ 5,446,871
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/31 ........... 6,181,036
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/33 ........... 5,740,715
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/34 ........... 6,370,409
1,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/34 ........... 1,737,384
68,882,719
Illinois — 0.2%
3,000,000 Illinois State Toll Highway Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/41 ........... 3,263,617
5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2.53%, 12/01/32 ........... 4,223,635
7,487,252
Indiana — 0.2%
5,145,000 Indiana University & College
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/34 ........... 5,948,917
1,000,000 Purdue University Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 1,153,949
7,102,866
Iowa — 0.7%
2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... 2,275,184
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,144,270

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Iowa (continued)
$ 3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... $ 3,578,634
1,000,000 Iowa Finance Authority Revenue
Bonds, Series A,
5.00%, 08/01/32 ........... 1,136,545
16,125,000 Iowa Finance Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 08/01/34 ........... 18,685,553
27,820,186
Kansas — 0.8%
6,595,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
5.00%, 05/01/38 ........... 7,472,190
10,510,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5.00%, 05/01/30 ........... 11,586,344
13,325,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5.00%, 05/01/32 ........... 15,065,890
34,124,424
Maryland — 4.5%
9,715,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/25 ........... 9,715,000
10,975,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/26 ........... 11,223,599
5,685,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 6,168,920
12,695,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 13,775,626
9,825,000 County of Howard Advance
Refunding GO, Series D,
5.00%, 02/15/27 ........... 10,273,451
16,805,000 County of Montgomery Current
Refunding GO, Series B,
5.00%, 12/01/30 ........... 18,805,092
9,800,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/31 ........... 11,067,830
Principal
Amount Value
Maryland (continued)
$ 13,915,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/36 ........... $ 15,359,057
1,655,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/25 ........... 1,674,169
5,910,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/26 ........... 6,109,835
7,810,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/29 ........... 8,549,733
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 11,116,273
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,010,794
6,070,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 08/01/34 ........... 6,771,308
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 11,572,166
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 21,448,388
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 16,825,874
190,467,115
Massachusetts — 4.8%
10,000,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 10,273,407
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... 9,679,726
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/30 ........... 11,170,435
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 11,315,437
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 10/01/32 ........... 11,451,070

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 08/01/33 ........... $ 11,547,743
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,013,984
10,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 11,361,953
9,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Bonds, Subseries A-1,
5.00%, 07/01/43 ........... 9,845,762
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/25 ........... 3,500,000
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/26 ........... 2,045,523
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/27 ........... 3,656,264
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/28 ........... 2,666,894
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/29 ........... 2,345,526
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/30 ........... 2,209,097
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/32 ........... 2,840,845
1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/29 ........... 1,900,311
3,500,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/33 ........... 4,023,368
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... $ 2,178,196
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,308,651
4,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/43 ........... 4,307,724
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 10,627,073
10,000,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series D,
5.00%, 07/01/47 ........... 10,726,925
16,580,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series T,
5.00%, 03/01/34 ........... 19,220,091
7,500,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5.00%, 02/15/33 ........... 8,677,244
7,500,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5.00%, 02/15/34 ........... 8,773,619
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,447,436
2,500,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/27 ........... 2,641,308
2,160,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/29 ........... 2,365,496

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 5,715,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/37 ........... $ 6,527,951
200,649,059
Michigan — 0.2%
6,270,000 State of Michigan Trunk Line Revenue
Bonds,
5.00%, 11/15/36 ........... 7,105,739
Minnesota — 1.0%
4,545,000 County of Hennepin Public
Improvements GO, Series A,
5.00%, 12/01/27 ........... 4,828,804
8,310,000 County of Hennepin Public
Improvements GO, Series A,
5.00%, 12/01/30 ........... 9,299,037
2,500,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/25 ........... 2,500,000
5,000,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 5,113,257
7,300,000 Rosemount-Apple Valley-Eagan
Independent School District No
196 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 7,467,527
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 2,914,871
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 8,221,872
40,345,368
Missouri — 0.4%
5,405,000 Curators of the University of Missouri
Current Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 5,609,689
Principal
Amount Value
Missouri (continued)
$ 10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/01/33 ........... $ 11,637,391
17,247,080
Nebraska — 0.1%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5.00%, 12/01/27 ........... 2,482,093
2,850,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5.00%, 12/01/31 ........... 3,196,008
5,678,101
Nevada — 0.6%
20,915,000 State of Nevada Public Improvements
GO, Series A,
5.00%, 05/01/36 ........... 23,741,319
New Jersey — 5.8%
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/27 ........... 1,043,062
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/28 ........... 1,063,157
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/29 ........... 1,081,881
7,500,000 Middlesex County Improvement
Authority University & College
Improvements Revenue Bonds,
5.00%, 08/15/53 ........... 7,984,440
1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5.00%, 07/01/34 ........... 1,891,395
6,535,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/25 ........... 6,546,852

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 5,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/26 ........... $ 5,126,158
6,665,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/27 ........... 6,983,024
4,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/28 ........... 4,276,035
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 10,477,155
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... 11,388,274
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/30 ........... 11,075,273
18,800,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/36 ........... 21,760,178
10,000,000 New Jersey Health Care Facilities
Financing Authority Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/34 ........... 11,473,689
5,000,000 New Jersey Health Care Facilities
Financing Authority Health Care
Facilities Revenue Bonds, Series
A,
5.00%, 07/01/40 ........... 5,549,645
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... 10,796,199
9,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 06/15/33 ........... 10,208,658
Principal
Amount Value
New Jersey (continued)
$ 13,695,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series AA,
4.00%, 06/15/40 ........... $ 13,606,044
5,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series BB,
4.61%, 06/15/26 ........... 5,002,588
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,569,469
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,092,606
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,563,648
12,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 13,724,929
5,410,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 4,958,891
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,472,516
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,041,478
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,809,772
4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 4,482,414

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/29 ........... $ 4,045,349
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,720,479
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/27 ........... 2,890,100
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,594,058
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 4,122,850
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 4,067,663
5,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/44 ........... 5,436,463
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 12,883,987
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,823,138
243,633,517
New York — 10.2%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5.00%, 08/01/30 ........... 9,251,980
5,000,000 City of New York Current Refunding
GO, Series D,
5.00%, 08/01/25 ........... 5,055,745
5,000,000 City of New York Public
Improvements GO, Series B-2,
5.37%, 10/01/25 ........... 5,030,733
12,335,000 City of New York Public
Improvements GO, Series B-2,
5.31%, 10/01/27 ........... 12,562,589
Principal
Amount Value
New York (continued)
$ 10,000,000 City of New York Public
Improvements GO, Series B-3,
5.00%, 09/01/26(b) ......... $ 10,350,447
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3.66%, 12/01/26 ........... 8,761,589
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 19,804,751
2,105,000 Empire State Development Corp.  Pre-
refunded Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27(c) ......... 2,159,231
5,835,000 Empire State Development Corp.
Advance Refunding Revenue
Bonds, Series B,
5.00%, 03/15/25 ........... 5,850,530
11,970,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 09/15/28 ........... 12,916,697
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,047,552
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 11,207,616
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 11,331,741
20,000,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/36 ........... 22,665,006
2,055,000 Metropolitan Transportation Authority
Dedicated Tax Fund Advance
Refunding Revenue Bonds, Series
A,
5.25%, 11/15/31 ........... 2,132,467
10,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/27 ........... 10,675,975

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 15,000,000 New York City Transitional Finance
Authority Advance Refunding
Revenue Bonds, Series 2,
5.00%, 11/01/25 ........... $ 15,068,283
10,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/32 ........... 11,432,347
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 10,606,920
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds,
5.00%, 02/01/31 ........... 9,332,181
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-2,
4.90%, 02/01/32 ........... 10,003,298
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,187,708
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,226,909
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... 15,271,338
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,213,898
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... 14,352,132
1,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/25 ........... 1,005,612
1,785,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/26 ........... 1,836,047
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... $ 2,100,450
7,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/36 ........... 7,929,397
2,500,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/37 ........... 2,815,330
8,560,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5.00%, 02/01/45 ........... 9,175,153
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,021,157
10,000,000 New York State Dormitory Authority
Public Facilities Revenue Bonds,
Series B,
5.11%, 03/15/25 ........... 10,008,429
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28(c) ......... 5,003,860
10,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/32 ........... 10,730,111
10,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 10,485,957
14,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series F,
5.29%, 03/15/25 ........... 14,007,860
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 10,990,019
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 5,037,791

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... $ 10,291,930
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 10,475,814
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 6,978,061
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 11,200,067
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 11,079,608
429,672,316
North Carolina — 2.9%
11,680,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/25 ........... 11,790,759
3,295,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/28 ........... 3,539,871
2,375,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/29 ........... 2,597,010
3,000,000 City of Charlotte GO, Series A,
4.75%, 06/01/33 ........... 2,959,504
1,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/25 ........... 1,009,483
1,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 1,032,222
1,235,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 1,301,658
1,250,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 1,390,095
Principal
Amount Value
North Carolina (continued)
$ 1,375,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/35 ........... $ 1,593,151
2,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/36 ........... 2,307,504
1,750,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/37 ........... 2,007,145
10,000,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5.00%, 09/01/32 ........... 11,448,496
4,000,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/26 ........... 4,129,304
10,250,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/32 ........... 11,642,211
3,495,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/33 ........... 4,010,750
11,285,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5.00%, 02/01/27 ........... 11,780,399
11,195,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5.00%, 02/01/29 ........... 12,124,601
11,085,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5.00%, 02/01/33 ........... 12,691,495
11,645,000 County of Mecklenburg GO,
5.00%, 09/01/26 ........... 12,063,675
5,995,000 County of Union School
Improvements GO,
5.00%, 09/01/25 ........... 6,075,933
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,011,026

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... $ 3,410,250
122,916,542
Ohio — 2.4%
2,635,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/25 ........... 2,667,181
2,000,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/26 ........... 2,069,333
3,000,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/40 ........... 3,366,737
17,050,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/33 ........... 19,433,229
5,125,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/35 ........... 5,798,139
5,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bonds, Series C,
5.00%, 12/01/33 ........... 5,737,294
7,640,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/47 ........... 8,242,406
6,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series D,
5.00%, 12/01/29 ........... 6,597,141
2,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series D,
5.00%, 12/01/30 ........... 2,233,472
3,475,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/33 ........... 3,989,797
8,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/33 ........... 9,179,670
Principal
Amount Value
Ohio (continued)
$ 3,690,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/34 ........... $ 4,267,474
2,400,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/35 ........... 2,797,513
5,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/36 ........... 5,824,865
10,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/41 ........... 11,234,268
6,500,000 State of Ohio Health Care Facilities
Revenue Bonds,
5.00%, 01/01/32 ........... 7,269,076
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,223,287
101,930,882
Oklahoma — 0.1%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,469,932
Oregon — 1.0%
4,190,000 City of Portland OR Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 10/01/25 ........... 4,250,689
2,500,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/26 ........... 2,567,628
2,500,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/27 ........... 2,622,829
2,000,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/28 ........... 2,137,081
2,380,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/29 ........... 2,587,010
3,350,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/30 ........... 3,701,753

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Oregon (continued)
$ 2,300,000 City of Portland OR Water System
Revenue Bonds, Series A,
5.00%, 05/01/31 ........... $ 2,579,253
9,535,000 Multnomah County School
District No 1 Portland School
Improvements GO, (School
Board GTY),
5.00%, 06/15/30 ........... 10,516,560
10,110,000 State of Oregon Public Facilities GO,
Series A,
5.00%, 05/01/42 ........... 11,051,680
42,014,483
Pennsylvania — 2.3%
11,500,000 Commonwealth of Pennsylvania
Current Refunding GO,
4.00%, 02/15/34 ........... 12,184,751
6,700,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/25 ........... 6,786,624
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/26 ........... 10,342,252
5,000,000 Pennsylvania Higher Educational
Facilities Authority University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/35 ........... 5,829,331
12,020,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
5.00%, 07/01/45 ........... 12,894,615
15,000,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
4.00%, 07/01/49 ........... 14,233,212
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,206,657
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,187,863
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 6,711,252
Principal
Amount Value
Pennsylvania (continued)
$ 8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... $ 9,242,167
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 7,179,594
98,798,318
South Carolina — 0.7%
4,010,000 Darlington County School District
School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,193,022
3,695,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/32 ........... 4,194,064
3,830,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/33 ........... 4,386,389
4,290,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/35 ........... 4,941,636
1,430,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/32 ........... 1,602,016
2,000,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/33 ........... 2,259,225
6,475,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/34 ........... 7,328,678
28,905,030
South Dakota — 0.2%
1,500,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 1,641,097

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
South Dakota (continued)
$ 7,955,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5.00%, 07/01/31 ........... $ 8,771,904
10,413,001
Tennessee — 0.4%
9,820,000 County of Rutherford School
Improvements GO,
5.00%, 04/01/37 ........... 11,073,634
3,830,000 Metropolitan Government Nashville
& Davidson County Health
& Educational Facilities Board
Refunding Revenue Bonds,
5.00%, 10/01/35 ........... 4,405,265
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(c) ......... 2,199,263
17,678,162
Texas — 21.2%
5,500,000 Aldine Independent School District
School Improvements GO, Series
B, (PSF-GTD),
5.00%, 02/15/26 ........... 5,624,610
7,250,000 Allen Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 7,406,755
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 10,927,032
8,035,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... 8,683,804
14,700,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/35 ........... 16,931,922
14,775,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/37 ........... 16,852,953
7,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/26 ........... 7,230,398
Principal
Amount Value
Texas (continued)
$ 13,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... $ 13,700,484
17,250,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... 18,515,789
8,620,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 9,695,569
10,500,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/34 ........... 11,767,303
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5.00%, 08/15/32 ........... 5,685,322
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5.00%, 08/15/35 ........... 5,826,483
2,000,000 City of Austin TX Airport System
Revenue Bonds,
5.00%, 11/15/25 ........... 2,029,424
5,000,000 City of Austin TX Airport System
Revenue Bonds,
5.00%, 11/15/28 ........... 5,266,685
3,890,000 City of Austin TX Water &
Wastewater System Advance
Refunding Revenue Bonds,
5.00%, 11/15/27 ........... 4,121,574
2,185,000 City of Austin TX Water &
Wastewater System Current
Refunding Revenue Bonds,
5.00%, 11/15/30 ........... 2,428,329
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,159,494
5,720,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/34 ........... 6,499,109
8,340,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/37 ........... 9,322,465

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 17,095,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/35 ........... $ 19,585,230
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,087,105
3,690,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 3,923,655
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 2,198,651
9,500,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 9,506,787
6,725,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/41 ........... 7,418,090
13,000,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/41 ........... 14,485,783
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(c) ......... 7,721,424
18,695,000 County of Bexar GO,
5.00%, 06/15/49 ........... 19,845,219
20,000,000 County of Collin Public Facilities GO,
5.00%, 02/15/25 ........... 20,013,742
6,400,000 County of Collin Public Facilities GO,
5.00%, 02/15/26 ........... 6,550,934
6,730,000 County of Collin Public Facilities GO,
5.00%, 02/15/27 ........... 7,029,904
9,545,000 County of Collin Public Facilities GO,
5.00%, 02/15/40 ........... 10,565,328
6,085,000 County of Harris Refunding GO,
Series A,
5.00%, 09/15/33 ........... 6,965,623
2,225,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 2,345,250
Principal
Amount Value
Texas (continued)
$ 2,100,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... $ 2,251,522
3,500,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 3,811,988
2,500,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/26 ........... 2,583,099
2,250,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/27 ........... 2,371,601
6,350,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/28 ........... 6,808,174
3,250,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 3,539,703
2,500,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/30 ........... 2,762,745
5,000,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/31 ........... 5,595,251
6,695,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... 7,573,659
3,000,000 County of Harris TX Toll Road
Revenue Bonds, Series A,
5.00%, 08/15/33 ........... 3,424,574
7,300,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/29 ........... 7,874,090
9,150,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 10,036,798
9,500,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 10,581,489
14,020,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/32 ........... 15,818,648

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 10,000,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/30 ........... $ 10,973,590
5,000,000 Cypress-Fairbanks Independent School
District School Improvements
GO, Series B, (PSF-GTD),
4.00%, 02/15/44 ........... 4,925,852
2,500,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,501,914
5,000,000 Deer Park Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 5,283,823
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(c) ......... 7,720,536
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,550,601
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 5,703,773
3,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 3,736,029
6,800,000 Ector County Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 08/15/25 ........... 6,880,748
5,750,000 Ector County Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 08/15/39 ........... 6,351,594
5,000,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 5,058,575
1,525,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/29 ........... 1,661,685
Principal
Amount Value
Texas (continued)
$ 2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... $ 2,023,430
2,500,000 Fort Worth Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/25 ........... 2,501,888
9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/37 ........... 10,856,063
1,500,000 Harris County Cultural Education
Facilities Finance Corp. Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/34 ........... 1,706,661
2,500,000 Hurst-Euless-Bedford Independent
School District School
Improvements GO, (PSF-GTD),
5.00%, 08/15/26 ........... 2,593,418
6,205,000 Katy Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 6,344,305
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 5,214,737
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 5,307,621
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 5,366,183
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,207,757
10,000,000 Lone Star College System University
& College Improvements GO,
Series A,
5.00%, 02/15/25 ........... 10,006,671
13,360,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 14,043,070

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/36 ........... $ 15,721,633
2,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 2,105,087
2,550,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 2,733,523
3,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 3,990,060
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/40 ........... 8,284,046
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/41 ........... 10,984,914
1,245,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/25 ........... 1,256,436
1,875,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/26 ........... 1,933,513
6,355,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,040,399
7,275,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/32 ........... 8,255,853
Principal
Amount Value
Texas (continued)
$ 10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... $ 10,320,506
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... 6,313,826
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 7,190,727
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... 4,961,430
4,000,000 Plano Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/29 ........... 4,322,525
1,250,000 Plano Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/35 ........... 1,431,321
2,435,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,487,372
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/30(c) ......... 1,276,766
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31(c) ......... 1,276,766
20,020,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 20,471,519
2,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/25 ........... 2,012,197
2,500,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/26 ........... 2,569,389

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 9,000,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/26 ........... $ 9,194,632
5,750,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/27 ........... 6,000,495
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/29 ........... 10,228,159
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,187,420
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,745,150
2,000,000 State of Texas Refunding GO,
5.00%, 10/01/29 ........... 2,190,011
6,750,000 State of Texas Refunding GO,
5.00%, 10/01/31 ........... 7,586,043
2,500,000 State of Texas Refunding GO,
5.00%, 10/01/39 ........... 2,796,920
5,000,000 State of Texas Refunding GO, Series B,
1.94%, 10/01/31 ........... 4,253,517
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,248,315
18,500,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/31 ........... 20,657,022
15,160,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/34 ........... 17,376,424
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 3,304,465
1,500,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/29 ........... 1,628,302
2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/33 ........... 2,282,499
2,310,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/35 ........... 2,649,561
Principal
Amount Value
Texas (continued)
$ 4,565,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/25 ........... $ 4,576,239
10,170,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/28 ........... 10,798,211
4,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/29 ........... 4,312,400
4,100,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 4,484,312
1,605,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 1,778,813
10,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 11,201,875
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/33 ........... 8,482,125
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/34 ........... 8,554,802
6,700,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/37 ........... 7,525,979
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/30 ........... 18,832,223
15,585,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/31 ........... 17,319,928
15,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/32 ........... 16,859,208

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... $ 2,109,981
4,335,000 Wylie Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 4,910,570
890,487,503
Utah — 1.1%
2,950,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 3,031,308
2,500,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 2,662,025
10,000,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 10,667,680
6,000,000 City of Salt Lake City UT Airport
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,466,624
10,000,000 County of Utah Health Care Facilities
Revenue Bonds,
4.00%, 05/15/41 ........... 9,898,475
2,760,000 Davis School District School
Improvements GO, (School
Board GTY),
5.00%, 06/01/30 ........... 3,052,381
3,710,000 Davis School District School
Improvements GO, (School
Board GTY),
5.00%, 06/01/31 ........... 4,160,260
3,900,000 Davis School District School
Improvements GO, (School
Board GTY),
5.00%, 06/01/32 ........... 4,424,675
44,363,428
Virginia — 2.1%
3,330,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/25 ........... 3,353,911
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 7,486,468
7,555,000 County of Loudoun GO, Series A,
(State Aid Withholding),
5.00%, 12/01/25 ........... 7,698,729
Principal
Amount Value
Virginia (continued)
$ 10,900,000 Fairfax County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
5.00%, 05/15/32 ........... $ 12,311,633
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,352,063
16,330,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 16,816,178
2,755,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/26 ........... 2,817,405
2,750,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/27 ........... 2,870,538
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 5,972,286
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,314,412
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,070,592
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,497,370
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,139,953
2,645,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/25 ........... 2,674,083
88,375,621
Washington — 5.9%
4,535,000 City of Seattle WA Municipal Light &
Power Revenue Bonds, Series A,
5.00%, 03/01/30 ........... 4,991,255

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5.00%, 12/01/32 ........... $ 9,467,398
8,000,000 County of King WA Sewer Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 8,548,735
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,290,877
5,100,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,194,346
2,270,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/29 ........... 2,487,316
8,560,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/37 ........... 9,626,901
6,000,000 Spokane County School District No
81 Spokane School Improvements
GO, (School Board GTY),
5.00%, 12/01/36 ........... 6,678,440
7,135,000 State of Washington Current
Refunding GO, Series R,
5.00%, 07/01/26 ........... 7,362,005
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/37 ........... 22,504,014
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/38 ........... 12,328,314
5,620,000 State of Washington GO, Series T,
4.74%, 08/01/26 ........... 5,659,174
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 6,869,961
24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5.00%, 08/01/42 ........... 26,978,309
15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 16,367,676
Principal
Amount Value
Washington (continued)
$ 15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/30 ........... $ 16,632,608
10,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/39 ........... 11,106,245
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/40 ........... 16,576,863
20,000,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/35 ........... 22,972,912
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 9,497,971
15,000,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/46 ........... 16,170,734
248,312,054
Wisconsin — 2.0%
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5.00%, 11/01/27 ........... 6,059,899
11,000,000 State of Wisconsin Current Refunding
GO, Series 1,
5.00%, 05/01/25 ........... 11,062,000
2,000,000 State of Wisconsin Current Refunding
GO, Series 2024-2,
5.00%, 05/01/26 ........... 2,057,196
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29(c) ......... 10,488,885
13,780,000 State of Wisconsin GO, Series A,
5.00%, 05/01/38 ........... 15,277,434
13,310,000 State of Wisconsin Public Facilities
GO, Series A,
5.00%, 05/01/25 ........... 13,385,021
14,975,000 State of Wisconsin Public Facilities
GO, Series A,
5.00%, 05/01/44 ........... 16,301,885
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 8,935,048
83,567,368
Total Municipal Bonds
(Cost $4,038,051,469)
4,034,182,247

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
CORPORATE BONDS — 0.7%
United States — 0.7%
$ 8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... $ 6,901,797
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,648,634
20,000,000 SSM Health Care Corp.,
4.89%, 06/01/28 ........... 20,000,674
Total Corporate Bonds
(Cost $33,025,901)
31,551,105
U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Notes — 0.5%
10,000,000 3.50%, 09/30/26 ............... 9,887,500
10,000,000 4.25%, 03/15/27 ............... 10,005,860
Total U.S. Government Securities
(Cost $19,758,235)
19,893,360
Shares
INVESTMENT COMPANY — 6.9%
289,341,110 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
4.25%(d) ................. 289,341,110
Total Investment Company
(Cost $289,341,110)
289,341,110
TOTAL INVESTMENTS — 104.0%
(Cost $4,380,176,715)
$ 4,374,967,822
LIABILITIES IN EXCESS OF
OTHER ASSETS — (4.0)%
(168,723,373)
NET ASSETS — 100.0%
$ 4,206,244,449
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of January
31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of January 31, 2025.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.0% *
Arizona ..................................... 0.8
California ................................... 5.5
Colorado .................................... 3.5
Connecticut ................................. 3.7
Delaware .................................... 1.9
District of Columbia ........................... 2.5
Florida ..................................... 1.6
Georgia ..................................... 1.4
Hawaii ..................................... 1.6
Idaho ...................................... 1.6
Illinois ..................................... 0.2
Indiana ..................................... 0.2
Iowa ....................................... 0.7
Kansas ..................................... 0.8
Maryland ................................... 4.5
Massachusetts ................................ 4.8
Michigan ................................... 0.2
Minnesota ................................... 1.0
Missouri .................................... 0.4
Nebraska .................................... 0.1
Nevada ..................................... 0.6
New Jersey .................................. 5.8
New York ................................... 10.2
North Carolina ............................... 2.9
Ohio ....................................... 2.4
Oklahoma ................................... 0.1
Oregon ..................................... 1.0
Pennsylvania ................................. 2.3
South Carolina ............................... 0.7
South Dakota ................................ 0.2
Tennessee ................................... 0.4
Texas ....................................... 21.2
Utah ....................................... 1.1
Virginia .................................... 2.1
Washington .................................. 5.9
Wisconsin ................................... 2.0
Other
**
..................................... 4.1
100.0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.